Share Based Compensation - Summary of Compensation Expense (Detail) kr in Millions	12 Months Ended
Dec. 31, 2020 SEK (kr)
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	kr 3,391
Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	185
Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,298
Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	3,208
Cash-settled plans [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	526
Cash-settled plans [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	34
Cash-settled plans [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	61
Cash-settled plans [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	149
Cash-settled plans [member] | Executive performance plan [member] | EPP 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	282
Cash-settled plans [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	2,682
Cash-settled plans [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	523
Cash-settled plans [member] | Key contributor plan [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	583
Cash-settled plans [member] | Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	769
Cash-settled plans [member] | Key contributor plan [member] | Key contributor plan 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	807
Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,566
Reporting year [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,483
Reporting year [member] | Cash-settled plans [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	185
Reporting year [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	34
Reporting year [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	50
Reporting year [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	76
Reporting year [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	25
Reporting year [member] | Cash-settled plans [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,298
Reporting year [member] | Cash-settled plans [member] | Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	523
Reporting year [member] | Cash-settled plans [member] | Key contributor plan [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	335
Reporting year [member] | Cash-settled plans [member] | Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	368
Reporting year [member] | Cash-settled plans [member] | Key contributor plan [member] | Key contributor plan 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	72
2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	1,004
2019 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	946
2019 [member] | Cash-settled plans [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	180
2019 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	11
2019 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	53
2019 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	116
2019 [member] | Cash-settled plans [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	766
2019 [member] | Cash-settled plans [member] | Key contributor plan [member] | Key Contributor Plan2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	248
2019 [member] | Cash-settled plans [member] | Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	245
2019 [member] | Cash-settled plans [member] | Key contributor plan [member] | Key contributor plan 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	273
2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	641
2018 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	609
2018 [member] | Cash-settled plans [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	130
2018 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	20
2018 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	110
2018 [member] | Cash-settled plans [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	479
2018 [member] | Cash-settled plans [member] | Key contributor plan [member] | Key contributor plan 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	156
2018 [member] | Cash-settled plans [member] | Key contributor plan [member] | Key contributor plan 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	323
2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	180
2017 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	170
2017 [member] | Cash-settled plans [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	31
2017 [member] | Cash-settled plans [member] | Executive performance plan [member] | EPP 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	31
2017 [member] | Cash-settled plans [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	139
2017 [member] | Cash-settled plans [member] | Key contributor plan [member] | Key contributor plan 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	139
Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	183
Executive team plans [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	23
Executive team plans [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	45
Executive team plans [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	74
Executive team plans [member] | LTV 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	41
Executive team plans [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	83
Executive team plans [member] | Reporting year [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	23
Executive team plans [member] | Reporting year [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	28
Executive team plans [member] | Reporting year [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	28
Executive team plans [member] | Reporting year [member] | LTV 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	4
Executive team plans [member] | 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	58
Executive team plans [member] | 2019 [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	17
Executive team plans [member] | 2019 [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	28
Executive team plans [member] | 2019 [member] | LTV 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	13
Executive team plans [member] | 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	32
Executive team plans [member] | 2018 [member] | LTV 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	18
Executive team plans [member] | 2018 [member] | LTV 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	14
Executive team plans [member] | 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	10
Executive team plans [member] | 2017 [member] | LTV 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	10
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	97
The President and CEO [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	41
The President and CEO [member] | 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	32
The President and CEO [member] | 2018 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	18
The President and CEO [member] | 2017 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation expense charged	kr 6